Semiannual Report

Summit
Income
Funds

April 30, 1998

T. Rowe Price

Report Highlights

Summit Income Funds

o Interest rates reversed course often throughout the last six months, ultimately ending the period flat to slightly lower.

o The Summit Cash Reserves Fund posted solid results for the six-month period, using a slightly longer maturity to outperform its Lipper peer group.

o Summit Limited-Term Bond Fund also outpaced its peers over the past six months, aided by a large weighting in corporate bonds and a dose of high-yield issues.

o Summit GNMA Fund posted better returns than its Lipper peer group average with the help of prepayment-insensitive holdings.

o As long as the economy and inflation remain favorable and the Federal Reserve keeps interest rates steady, we will pursue mildly aggressive strategies to help maintain the funds' dividend levels.

Fellow Shareholders

The U.S. bond market benefited from another period of steady economic growth, low inflation, and flat to declining interest rates during the six months ended April 30, 1998. Corporate and high-yield bonds regained market leadership, while mortgage-backed bonds were sluggish. In this environment, the Summit Income Funds posted respectable returns and successfully outpaced their peer group averages.

Market Environment

Investors in the U.S. bond market largely took a wait-and-see attitude over the past six months, concerned by conflicting interest rate pressures. The economy's continued record of strong growth stirred concerns over the future of inflation, and the bond market was prone to frequent but brief sell-offs as it feared the Federal Reserve would be motivated to raise interest rates. Nonetheless, a surge in inflation never materialized. The consumer price index (CPI) remained below 2%, and the producer price index (PPI) declined.

The Fed, seeing no inflation but remaining anxious about growth, has kept short-term interest rates at their current levels for more than a year. In the absence of Fed action, interest rates fluctuated often during the last six months, but within a relatively narrow range. Five-year Treasury rates, for example, swung back and forth in a 34-basis-point range before ending the period virtually where they began. In the past three months alone, intermediate-term interest rates rose about 25 basis points, retracing earlier declines.

Interest Rate Levels

         Current Coupon    5-Year Treasury 90-Day Treasury
              GNMA              Note            Bill

4/30/97       7.66              6.62            5.29
              7.68              6.60            5.09
              7.49              6.33            5.10
7/31          7.00              6.00            5.25
              7.38              6.22            5.26
              6.98              5.94            5.07
10/31         6.95              5.78            5.18
              6.99              5.82            5.27
              6.90              5.71            5.40
1/31          6.63              5.48            5.22
              6.87              5.60            5.30
              6.69              5.58            5.13
4/30/98       6.67              5.72            5.05

The fallout from the Asian currency crisis of late 1997 was surprisingly beneficial. As many economists predicted, weak currencies caused many Asian nations to boost exports, and the influx of inexpensive goods was among the reasons domestic inflation remained tame during the period.

As the economy remained strong and interest rate fears spread, better performance was posted by sectors of the market that would be less sensitive to a rise in rates and that provided relatively good income. Over the last three months, for example, intermediate Treasuries did better than their long-term counterparts. Corporate bonds outperformed lower-yielding Treasuries throughout the period, with high-yield bonds performing best in response to the strong economy. Investors shied away from mortgage-backed bonds, as a year of declining interest rates sparked a flurry of mortgage prepayments.

Summit Cash Reserves Fund

Performance Comparison
Periods Ended 4/30/98       6 Months     12 Months
______________________________________________________________

Cash Reserves Fund              2.62%         5.40%

Lipper Money Market
Funds Average                   2.43          4.98

With little overall change in short-term interest rates, your fund's returns were stable. Its seven-day compound dividend yield changed only slightly, from 5.41% six months ago to 5.38% at April 30, and its dividends per share were fairly steady. Six-month and one-year total returns significantly outpaced those of the Lipper Money Market Funds Average, due to the fund's relatively low expense ratio and effective management of its weighted average maturity.

The fund gained an advantage over its competitors during the past three months: as one- to five-year interest rates rose modestly, we emphasized purchases of one-year notes for their somewhat higher yields. Many of our rivals pursued a similar strategy, though to a lesser extent. The resulting extension of the fund's maturity, from 67 to 79 days, was rewarded as we outpaced our peer group.

Sector allocation remained generally the same, with a few alterations that reflected modest shifts in relative value within the marketplace. Eurodollar negotiable CDs were trimmed, for example, to make room for additional U.S. dollar-denominated foreign negotiable CDs. Similarly, in the commercial paper segment of the portfolio, we reduced the banking sector from 15% to 8% of assets while increasing other finance-related sectors (including asset-backed, finance and credit, and automotive captive finance issues), which we felt offered slightly more attractive yields. The fund's weighted average credit quality remained high as it continued to invest only in first-tier money market instruments.

Summit Limited-Term Bond Fund

Performance Comparison
Periods Ended 4/30/98       6 Months     12 Months
______________________________________________________________

Limited-Term Bond Fund          3.06%         8.04%
Lipper Short-Intermediate

Investment Grade
Debt Funds Average              2.79          7.65

Your fund finished the six-month period with a 3.06% total return, well ahead of the 2.79% gain for the Lipper Short-Intermediate Investment Grade Debt Funds Average. Over the past 12 months, your fund has been able to outperform its benchmark average in all but one month. We have added value by maintaining a slightly longer duration than the peer group and by overweighting corporate debt securities, particularly lower-rated issues.

The fund currently carries a 4.3-year weighted average maturity and a 3.1-year weighted average effective duration, mildly "longer" (more interest rate-sensitive) than six months ago. This slightly more aggressive approach was made possible by the persistently favorable interest rate environment as well as low (and falling) domestic inflation.


The fund's success, however, owed more to its relatively high weighting in corporate bonds and holdings of high-yield debt. More than half of fund assets were in corporate bonds at the end of the period, with a 6% stake in noninvestment-grade issues. These holdings not only offered a comparatively high income, but also responded very well to sustained economic growth and a continuing trend toward improving credit quality.

Quality Diversification
Summit Limited-Term Bond Fund

AAA . . . AA. . . . A . . . . BBB . . . BB
42% . . . 9%. . . . 25% . . . 18% . . . 6%

Utilities were among the largest corporate sector weightings, as were industrials, which became more attractive after lagging the market year-to-date. We reduced banking and media and communications issues after they performed strongly. On the other hand, we added some attractively priced consumer products and services holdings in response to the growing strength in consumer sentiment and demand.

The fund finished the period with an average credit quality of AA-, the same as six months ago. As the period progressed and some of the best opportunities played out, however, we reduced corporate holdings from 58% to 54% of assets. Additionally, we trimmed the fund's mortgage overweighting to be more neutral relative to its peer group after the drop in interest rates caused mortgage prepayment risk to rise. The freed-up assets were redeployed to some higher-quality asset-backed and government agency securities. This shift may only be temporary, however. As long as the economy and corporate profits remain favorable, the fund will continue to maintain a high weighting in lower-quality corporate issues. Should the environment change, we would probably increase holdings in higher-quality asset-backed, federal agency, and mortgage-backed securities.

Summit GNMA Fund

Performance Comparison

Periods Ended 4/30/98       6 Months     12 Months
_____________________________________________________________

GNMA Fund                       3.21%        10.66%

Lipper GNMA Funds Average       3.17          9.59

Your fund achieved a 3.21% return for the six-month period and has returned 10.66% over the past 12 months, both ahead of the Lipper GNMA Funds Average. These performances reflected the effects of a year's worth of decreasing interest rates-by almost one full percentage point across the yield curve.

As the more modest performance over the past six months suggests, these rate declines have been a mixed blessing for your fund. In the first half of our fiscal year, they added some price appreciation to its total return but they also dampened its overall performance potential. Mortgage-backed bonds tend to lag behind Treasuries and corporate bonds when interest rates fall, because the market fears increases in mortgage prepayments. (Prepayments occur when homeowners refinance their high-rate mortgages, causing losses for investors when premium-priced mortgage-backed bonds are redeemed at par.)

The Mortgage Bankers' Association Refinancing Index jumped to an all-time high in January 1998, touching off a period of weakness for this segment of the market. Fortunately, we were able to fare better than our average peer fund until prepayments started to level off. As noted in the last annual report, we have for more than a year purchased GNMAs we thought would hold their value better against prepayments, as well as some less traditional mortgage securities with specific prepayment protection. Project loans and collateralized mortgage obligations (CMOs), which have lockout periods preventing early prepayments, were especially helpful in this regard.

Overall, the fund's price per share remained relatively constant over the last six months, near $9.82. Dividends over the last six and 12 months also held up. However, overall dividend yield declined, reflecting lower interest rates.

Outlook

The future of the domestic bond market will depend largely on how long the U.S. economy and inflation maintain their surprising balancing act. Economic growth is increasing the pressure on interest rates, but the continuing Asian crisis may help keep inflation in a range that encourages Fed inaction. As long as the Fed holds the line on interest rates, your funds are likely to pursue mildly aggressive strategies compared with their peer groups, which may help prevent their dividend yields from slipping in this low interest rate environment.

Respectfully submitted,

Peter Van Dyke
President

May 19, 1998

T. Rowe Price Summit Income Funds

Portfolio Highlights
Key statistics
                                       10/31/97     4/30/98
Summit Cash Reserves Fund
_______________________________________________________________________

Price Per Share                         $  1.00    $   1.00

Dividends Per Share

    For 6 months                          0.027       0.026

    For 12 months                         0.052       0.053

Dividend Yield (7-Day Compound) *          5.41%       5.38%

Weighted Average Maturity (days)             67          79

Weighted Average Quality **          First Tier  First Tier
Summit Limited-Term Bond Fund
_______________________________________________________________________

Price Per Share                         $  4.61    $   4.61

Dividends Per Share

    For 6 months                           0.15        0.14

    For 12 months                          0.29        0.29

Dividend Yield *

    For 6 months                           6.55%       6.24%

    For 12 months                          6.56        6.50

30-Day Standardized Yield                  6.06        5.90

Weighted Average Maturity (years)           3.9         4.3

Weighted Average Effective Duration (years) 2.7         3.1

Weighted Average Quality ***                AA-         AA-

(continued on next page)

T. Rowe Price Summit Income Funds
Portfolio Highlights

Key statistics
                                       10/31/97     4/30/98
Summit GNMA Fund
_______________________________________________________________________

Price Per Share                         $  9.83    $   9.82

Dividends Per Share

    For 6 months                           0.33        0.32

    For 12 months                          0.67        0.66

Dividend Yield *

    For 6 months                           6.90%       6.75%

    For 12 months                          7.14        6.95

30-Day Standardized Yield                  6.46        6.20

Weighted Average Maturity (years)          10.1        10.4

Weighted Average Effective Duration (years) 3.9         3.9

Weighted Average Quality ***                AAA         AAA

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research.

T. Rowe Price Summit Income Funds

Portfolio Highlights

Sector Diversification

                                    Percent of   Percent of
                                    Net Assets   Net Assets
                                      10/31/97      4/30/98
Summit Cash Reserves Fund
_______________________________________________________________________

U.S. Negotiable Bank Notes                   2%           3%

Certificates of Deposit                     39           39

Domestic Negotiable CDs                      5            4

Eurodollar Negotiable CDs                   15           12

U.S. Dollar-Denominated Foreign
    Negotiable CDs                          19           23

Commercial Paper and Medium-Term Notes      56           53

Asset-Backed                                10           12

Finance and Credit                           7            9

Asset-Backed Structured Notes                8            8

Banking                                     15            8

Automobiles and Related                      2            4

All Other                                   14           12

Foreign Government and Municipalities        4            4

Other Assets Less Liabilities               -1            1
_______________________________________________________________________


Total                                      100%         100%

Fixed Rate Obligations                      90           92

Floating Rate Instruments                   10            8

(continued on next page)

T. Rowe Price Summit Income Funds

Portfolio Highlights
Sector Diversification

                                    Percent of   Percent of
                                    Net Assets   Net Assets
                                      10/31/97      4/30/98
Summit Limited-Term Bond Fund
_______________________________________________________________________

Corporate Bonds and Notes                   58%          54%

Industrial                                   5           11

Electric Utilities                          10           11

Banking                                     10            7

Consumer Products                            3            5

Finance and Credit                           8            5

All Other                                   22           15

Asset-Backed Securities                      2            5

Mortgage-Backed Securities                  24           18

U.S. Government Obligations                 13           17

U.S. Treasuries                              9            9

Government Agency Obligations                4            8

Money Market Funds*                          3            4

Other Assets Less Liabilities                -            2
_______________________________________________________________________

Total                                      100%         100%

Summit GNMA Fund
_______________________________________________________________________

GNMA                                        90%          81%
U.S. Government Agencies                    15           14

Agency-Backed STRIPS                         1            3

Money Market Funds*                          3            6

Other Assets Less Liabilities               -9           -4
_______________________________________________________________________

Total                                     100%     100%

*See note at end of financial statements.

T. Rowe Price Summit Income Funds

Performance Comparison

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Summit Cash Reserves Fund
As of 4/30/98

           Lipper Money
           Market Funds      Summit Cash
              Average       Reserves Fund

10/29/93    $ 10,000          $10,000
4/94          10,133           10,149
4/95          10,593           10,647
4/96          11,143           11,235
4/97          11,682           11,815
4/98          12,272           12,453

Summit Limited-Term Bond Fund
As of 4/30/98

           Merrill Lynch      Lipper Short-
             1-5 Year         Intermediate      Summit
       Corporate/Government Investment Grade Limited-Term
               Index       Debt Funds Average Bond Fund

10/29/93    $  10,000           $ 10,000       $ 10,000
4/94            9,858              9,742          9,782
4/95           10,461             10,245         10,248
4/96           11,239             10,986         10,818
4/97           11,939             11,654         11,448
4/98           12,879             12,555         12,368

T. Rowe Price Summit Income Funds

Performance Comparison

Summit GNMA Fund
As of 4/30/98


 . . . . .
           Salomon GNMA      Lipper GNMA      Summit GNMA
               Index        Funds Average        Fund

10/29/93    $  10,000         $10,000          $ 10,000
4/94            9,785           9,685             9,852
4/95           10,598          10,354            10,570
4/96           11,536          11,191            11,401
4/97           12,467          11,972            12,190
4/98           13,695          13,144            13,489

Average Annual Compound Total Return

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                        Since    Inception
4/30/98      1 Year    3 Years   Inception         Date
_____________________________________________________________________

Summit Cash
Reserves Fund  5.40%      5.36%       5.00%    10/29/93

Summit Limited-Term
Bond Fund      8.04       6.47        4.84     10/29/93

Summit GNMA
Fund          10.66       8.47        6.88     10/29/93

Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. The money fund's $1.00 share price is not guaranteed, nor is the fund insured by the U.S. government.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

For a share outstanding throughout each period
Financial Highlights

                6 Months    Year                   10/29/93
                   Ended   Ended                    through
                 4/30/9810/31/97 10/31/96 10/31/95 10/31/94

NET ASSET VALUE

Beginning of
  period        $  1.000 $ 1.000  $ 1.000 $  1.000 $  1.000

Investment activities

  Net investment
    income         0.026   0.052    0.051    0.055    0.035

Distributions
  Net investment
    income        (0.026) (0.052)  (0.051)  (0.055)  (0.035)

NET ASSET VALUE

End of period   $  1.000 $ 1.000  $ 1.000 $  1.000 $  1.000
       ____________________________________________________

Ratios/Supplemental Data

Total return       2.62%   5.33%    5.23%    5.68%    3.60%

Ratio of expenses
  to average net
  assets           0.45%!  0.45%    0.45%    0.45%    0.45%!

Ratio of net
  investment
  income to
  average net
  assets           5.30%!  5.18%    5.09%    5.55%    4.03%!

Net assets, end
  of period
  (in thousands)$1,384,216$1,303,120$741,561$433,464$186,523

!   Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Limited-Term Bond Fund
Unaudited

For a share outstanding throughout each period
Financial Highlights

               6 Months       Year                 10/29/93
                  Ended      Ended                  through
                4/30/98   10/31/9710/31/9610/31/95 10/31/94

NET ASSET VALUE

Beginning of
  period       $   4.61  $    4.60 $  4.65 $  4.64 $   5.00

Investment activities

  Net investment
    income         0.14       0.29    0.30    0.32     0.33

  Net realized and
    unrealized
    gain (loss)       -       0.01   (0.05)   0.01    (0.36)

  Total from
    investment
    activities     0.14       0.30    0.25    0.33    (0.03)

Distributions

  Net investment
    income        (0.14)     (0.28)  (0.29)  (0.31)   (0.33)

  Tax return of
    capital           -      (0.01)  (0.01)  (0.01)       -

  Total distri-
    butions       (0.14)     (0.29)  (0.30)  (0.32)   (0.33)

NET ASSET VALUE

End of period  $   4.61  $    4.61 $  4.60 $  4.65 $   4.64
      _____________________________________________________

Ratios/Supplemental Data

Total return      3.06%      6.73%   5.48%   7.36%    (0.71)%

Ratio of expenses to
  average net
  assets          0.55%!     0.55%   0.55%   0.55%    0.55%!

Ratio of net
  investment
  income to
  average net
  assets         6.14%!      6.28%   6.43%   6.85%   6.98%!

Portfolio
  turnover rate   27.9%      74.5%  116.1%   84.3%   296.0%!

Net assets, end
  of period
  (in thousands)$34,983  $  29,620 $25,984 $27,004 $ 21,116

!   Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund

Unaudited

For a share outstanding throughout each period
Financial Highlights

               6 Months       Year        10/29/93
                  Ended      Ended         through
                4/30/98   10/31/9710/31/9610/31/95 10/31/94

NET ASSET VALUE

Beginning of
  period       $   9.83  $    9.65 $  9.81 $  9.15 $  10.00

Investment activities

  Net investment
    income         0.32       0.67    0.67    0.70     0.69

  Net realized and
    unrealized
    gain (loss)   (0.01)      0.18   (0.16)   0.66    (0.85)

  Total from
    investment
    activities     0.31       0.85    0.51    1.36    (0.16)

Distributions
  Net investment
    income        (0.32)     (0.64)  (0.62)  (0.67)   (0.69)

  Tax return of
    capital           -      (0.03)  (0.05)  (0.03)       -

  Total distri-
    butions       (0.32)     (0.67)  (0.67)  (0.70)   (0.69)

NET ASSET VALUE

End of period  $   9.82  $    9.83 $  9.65 $  9.81 $   9.15
      _____________________________________________________
Ratios/Supplemental Data

Total return      3.21%      9.17%   5.47%  15.43%    (1.67)%

Ratio of expenses
  to average net
  assets          0.60%!     0.60%   0.60%   0.60%    0.60%!

Ratio of net
  investment income
  to average
  net assets      6.68%!     6.91%   6.99%   7.40%    7.31%!

Portfolio turnover
  rate            53.7%     111.8%  136.1%  173.8%    61.5%!

Net assets, end of
  period (in
  thousands)   $ 38,995  $  29,530 $24,718 $22,777 $ 17,184

!   Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Cash Reserves Fund

Unaudited
April 30, 1998

Statement of Net Assets

                                           Par        Value

                                             In thousands

BANK NOTES  3.3%

Bank of America National Trust &
    Savings, 5.65%, 1/7/99          $   20,000   $   20,002

FCC National Bank, 5.71%, 3/5/99         5,000        4,998

First Tennessee Bank, 6.08%, 6/5/98      5,000        5,000

National Bank of Commerce, VR,
    5.746%, 5/26/98                      5,250        5,251

Westpac Banking, 6.07%, 5/27/98          9,800        9,800

Total Bank Notes (Cost  $45,051)                     45,051

CERTIFICATES OF DEPOSIT  38.4%

ABN AMRO
      5.60%, 9/4/98                     10,000       10,000

      5.82%, 7/17/98                    10,000        9,998

      5.85%, 8/7/98                     19,750       19,748

Banco Santander, (London), 5.55%,
    5/7 - 5/11/98                       20,000       20,000

Bank of Austria AG, 5.70%, 3/30/99       9,250        9,246


Bank of Brussels, 5.81%, 8/4/98         19,000       19,000

Bank of Montreal, 5.53%, 5/11/98        23,000       23,000

Bank of Nova Scotia, (London),
    5.95%, 6/29/98                       3,000        3,000

Bank of Scotland, 5.535%, 5/27/98       10,000       10,000

Bankers Trust
      5.85%, 7/7/98                      1,000        1,000

      6.00%, 7/7/98                     10,000       10,000

Banque Nationale de Paris
      5.52%, 5/29/98                     2,600        2,589

      5.75%, 5/21/98                       700          698

      5.78%, 7/28/98                     5,000        4,999

      6.11%, 6/3/98                      5,000        5,000

Barclays Bank PLC, (London),
    5.85%, 7/28/98                      16,000       16,003

Bayerische Hypotheken und Wechsel,
    5.70%, 3/30/99                      10,000        9,996

Bayerische Landesbank Girozentrale,
    (London), 5.57%, 6/5/98             15,000       15,000

Bayerische Vereinsbank, (London),
    5.76%, 5/29/98                      15,000       15,000

Canadian Imperial Bank of Commerce
      5.745%, 4/27/99                    5,000        4,997

      5.91%, 8/28/98                    20,000       20,009

      5.915%, 8/12/98                   10,000        9,999

Chase Manhattan Bank, 5.59%, 6/8/98     10,000       10,000

Commerzbank, 5.93%, 6/26/98              4,900        4,900

Credit Agricole Indosuez, 5.75%, 4/26/99$10,000  $    9,995

Creditanstalt Bankverein, 5.71%, 3/30/9910,000        9,996

Den Danske Bank A/S, 5.75%, 4/26/99     10,000        9,995

Deutsche Bank AG, 5.70%, 3/5 - 3/30/99  20,000       19,989

First National Bank of Maryland,
    5.95%, 10/22/98                     10,000        9,998

First Tennessee Bank N.A., 5.50%, 5/4/9815,000       15,000

Generale Bank, 5.96%, 6/18/98           14,000       13,999

ING Bank, 6.10%, 6/5/98                  2,000        2,000

Kredietbank NV
      5.69%, 3/29/99                    10,000        9,995

      5.75%, 4/28/99                    10,000        9,995

National Bank of Canada, 6.15%, 5/15/98  5,000        5,000

Norddeutsche Landesbank Girozentrale, (London)
      5.57%, 1/29/99                     5,000        4,999

Rabobank Nederland N.V., (London),
    5.86%, 8/21/98                      25,000       24,996

Royal Bank of Canada
      5.835%, 8/25/98                    3,000        3,000

      5.91%, 6/17/98                     9,900        9,899

Societe Generale, 5.92%, 10/16/98        5,000        5,000

Sudwestdeutsche Landesbank, (London),
    5.54%, 5/18/98                      25,000       25,000

Svenska Handelsbanken, 5.59%, 8/26/98   20,000       20,000

Swiss Bank
      5.65%, 3/24/99                     5,000        4,998

      5.80%, 4/30/99                    20,000       19,988

Toronto Dominion Bank, (London),
    6.14%, 6/3/98                        5,000        5,000

Union Bank of California, 5.80%, 10/6/9810,000       10,000

Westdeutsche Landesbank, (London),
    5.53%, 5/5/98                       19,000       19,000

Westpac Banking, 5.93%, 8/12/98         10,000       10,008

Total Certificates of Deposit (Cost
    $532,032)                                       532,032

COMMERCIAL PAPER  44.6%

ABB Treasury Center (USA), 4(2), 5.50%,
    6/1/98                               8,059        8,021

Alliance & Leicester, 5.52%, 5/13/98    10,000        9,982

AON
      5.53%, 6/10/98                     1,200        1,193

      5.55%, 5/26/98                     5,400        5,379

Asset Securitization Cooperative, 4(2)
      5.51%, 5/6 - 5/19/98              30,000       29,937

Associates Finance Services of Puerto Rico
      5.50%, 6/9 - 6/11/98          $    6,565   $    6,525

      5.51%, 5/26/98                     7,000        6,973

      5.52%, 5/12/98                     3,131        3,126

Beta Finance, 4(2), 5.50%, 6/12/98       3,000        2,981

BMW U.S. Capital
      5.51%, 6/4/98                      7,100        7,063

      5.52%, 5/14/98                     5,000        4,990

Caisse des Depots et Consignations
    4(2)
      5.50%, 5/7 - 5/22/98              23,531       23,459

      5.55%, 5/6/98                      3,000        2,998

Chevron UK Investment PLC, 5.52%, 5/21/9810,000       9,969

Ciesco
      5.50%, 5/14 - 5/22/98             44,000       43,888

      5.51%, 5/15/98                     3,800        3,792

CIT Group Holdings, 5.51%, 5/1/98       20,000       20,000

Corporate Asset Funding, 4(2),
    5.51%, 5/11/98                      15,000       14,977

Countrywide Home Loans
      5.55%, 5/13 - 5/15/98             17,700       17,663

Cregem N.A.
      5.50%, 6/12/98                    10,000        9,936

      5.52%, 6/2/98                      2,475        2,463

Daimler-Benz North America, 5.52%, 5/13/9812,500     12,477

Delaware Funding
    4(2)
      5.50%, 5/19/98                    20,199       20,143

      5.52%, 5/8 - 5/20/98              13,000       12,977

Deutsche Bank Finance, 5.50%, 7/6/98    20,000       19,798

Diageo Capital PLC
      5.50%, 6/2/98                     10,500       10,449

      5.51%, 5/6/98                      8,000        7,994

Falcon Asset Securitization
    4(2)
      5.52%, 5/5/98                      8,675        8,670

      5.53%, 5/19/98                     1,571        1,566

General Electric Capital, 5.51%, 5/21/9820,000       19,939

Golden Managers Acceptance, 5.52%, 5/28/985,520       5,497

Island Finance of Puerto Rico
      5.50%, 6/15/98                $    9,000   $    8,938

      5.52%, 5/11/98                     9,900        9,885

Jefferson Pilot, 5.54%, 5/5/98           6,600        6,596

Kellogg, 5.50%, 5/22/98                    100          100

Merrill Lynch, 5.52%, 5/15/98            9,000        8,981

National City Credit, 5.51%, 5/21/98    10,000        9,969

National Rural Utilities Cooperative
    Finance, 5.50%, 6/18/98             10,000        9,927

New York State Power Authority,
    5.55%, 5/1/98                        5,000        5,000

Nordbanken North America, 5.55%, 5/20/9825,000       24,927

Preferred Receivables Funding
      5.51%, 6/2/98                     15,000       14,926

      5.52%, 6/4/98                     10,000        9,948

      5.55%, 5/1/98                      3,602        3,602

Progress Capital Holdings, 5.53%, 5/13/98  500          499

Province of Quebec, 5.57%, 6/9/98       10,120       10,059
Rabobank Nederland N.V., 5.52%, 6/2/98   1,963        1,953

Repeat Offering
      5.50%, 5/11/98                    20,000       19,970

      5.55%, 6/29 - 7/27/98             21,617       21,370

Rio Tinto, 5.50%, 6/5 - 6/11/98         17,900       17,797

Safeco Credit
      5.50%, 5/14/98                    10,000        9,980

      5.53%, 5/28/98                     7,950        7,917

Salomon Smith Barney, 5.51%, 5/21/98     8,400        8,374

Statoil (Den Norske Stats Oljeselskap),
    5.51%, 5/27/98                       1,849        1,842

Sunamerica Life Insurance, 5.51%, 6/30/986,700        6,638

Telstra
      5.50%, 6/4/98                     30,000       29,844

      5.52%, 5/14/98                     4,094        4,086

Total S.A., 5.52%, 5/26/98               5,000        4,981

Yale University
      5.50%, 6/18/98                     2,040        2,025

      5.53%, 5/13/98                     2,000        1,996

Total Commercial Paper (Cost  $616,955)             616,955

MEDIUM-TERM NOTES  12.2%

Beta Finance, 6.00%, 10/27/98            1,000        1,000

Chrysler Financial
      5.92%, 12/16/98               $    1,500   $    1,503

      7.26%, 7/1/98                      2,750        2,755

Depfa Bank, VR, 5.648%, 7/7/98          10,000        9,996

Ford Capital, 9.00%, 8/15/98            17,480       17,631

Ford Motor Credit
      8.00%, 1/15/99                     1,800        1,827

      8.45%, 12/30/98                    2,500        2,541

General Electric Capital, 8.10%, 1/26/99 5,605        5,693

General Motors Acceptance Corp.
      5.625%, 1/25/99                    3,610        3,602

      5.95%, 12/14/98                    1,750        1,749

Goldman Sachs Group
    VR
      5.656%, 5/18/98                   10,000       10,000

      5.688%, 5/1/98                    10,000       10,000

Merrill Lynch, 5.905%, 10/21/98          5,000        5,001

Nationsbank, 5.125%, 9/15/98             2,000        1,994

Quebec Province of Canada, 9.375%, 4/1/9910,695      11,030

Rabobank, VR, 5.656%, 5/18/98           19,385       19,385

Reed Elsevier, 7.66%, 2/19/99              800          812

Salomon, 6.22%, 11/19/98                 1,039        1,040

Sears Roebuck, 6.25%, 10/6/98           10,000       10,022

SMM Trust, VR, 5.680%, 5/5/98           25,000       25,000

STINT Trust, VR, 5.688%, 6/30/98        10,000       10,000

Tiers Trust, VR, (144a), 5.656%,
    5/15/98                             16,900       16,900

Total Medium-Term Notes (Cost
    $169,481)                                       169,481

U.S. GOVERNMENT OBLIGATIONS  0.0%

Federal Home Loan Mortgage, Disc. Notes,
    5.41%, 5/28/98                         127          127

Total U.S. Government Obligations
    (Cost  $127)                                        127

FUNDING AGREEMENTS  0.7%

General American Life Insurance,
    5.89%, 5/1/98 !                     10,000       10,000

Total Funding Agreements (Cost  $10,000)             10,000

Total Investments in Securities

99.2% of Net Assets (Cost $1,373,646)            $1,373,646


Other Assets Less Liabilities                        10,570

NET ASSETS                                       $1,384,216
                                               ____________

Net Assets Consist of:

Accumulated net realized gain/loss -
    net of distributions                                 37

Paid-in-capital applicable to 1,384,178,868
    shares of $0.0001 par value capital
    stock outstanding; 1,000,000,000 shares
    of the Corporation authorized                 1,384,179

NET ASSETS                                       $1,384,216
                                               ____________

NET ASSET VALUE PER SHARE                        $     1.00
                                               ____________

      !  Private Placement
     VR  Variable Rate
   4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
   144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.2% of net assets.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Limited-Term Bond Fund
UnauditedApril 30, 1998

Statement of Net Assets

                                    Par/Shares        Value

                                            In thousands


CORPORATE BONDS AND NOTES  54.0%

Banking  7.0%

ABN AMRO Bank (Chicago), N.V., Gtd.
    Sub. Notes
      7.25%, 5/31/05                $      250   $      261

Banco Generale, Sr. Sub. Notes,
    (144a), 7.70%, 8/1/02                  300          289

First National Bank of Commerce (New
    Orleans), Sr. Notes
      6.50%, 1/14/00                       300          302

Hartford National, Sub. Cap. Notes,
    9.85%, 6/1/99                           50           52

Kansallis Osake Pankki (New York),
    Sub. Notes
      10.00%, 5/1/02                       250          282

MBNA, Sub. Notes, 7.25%, 9/15/02           200          206

Mercantile Safe Deposit & Trust,
    6.53%, 7/3/00                          300          303

Morgan Guaranty Trust, Sub. Notes,
    7.375%, 2/1/02                         250          260

Union Planters, Sub. Notes, 6.25%,
    11/1/03                                225          224

Westamerica Bank, Sub. Notes, 6.99%,
    9/30/03                                250          251

                                                      2,430
Consumer Products  5.1%

Coca Cola Femsa, 8.95%, 11/1/06            275          287

Grand Metropolitan Investment, Gtd. Notes,
    6.50%, 9/15/99                         250          252

Nabisco, 6.125%, 2/1/03                    300          295

Pepsico, MTN, 5.75%, 1/2/03                250          247

Philip Morris, 7.25%, 9/15/01              325          334

Sony, 6.125%, 3/4/03                       375          374

                                                      1,789

Consumer Services  2.6%

Beckman Instruments, Sr. Notes, (144a),
    7.10%, 3/4/03                          200          200

Tenet Healthcare, Sr. Sub. Notes,
    8.625%, 1/15/07                        300          311

Time Warner, (144a), 6.10%, 12/30/01       400          393

                                                        904

Electric Utilities  10.7%

CE Electric UK Funding, Sr. Notes, (144a),
    6.853%, 12/30/04                       400          406

Cleveland Electric, 7.19%, 7/1/00          250          254

Consumers Energy, 1st Ref. Mtg. Bonds,
    6.875%, 5/1/98                         152          152

Entergy Mississippi, 6.45%, 4/1/08         375          372

Long Island Lighting, Gen. Ref. Bonds,
    9.75%, 5/1/21                          250          251

Midamerican Energy, Sr. Notes, 6.50%,
    12/15/01                               250          252

Niagara Mohawk Power, 7.375%, 8/1/03       275          284

Orange & Rockland Utilities, Deb.,
    6.14%, 3/1/00                   $      250   $      250

Pacific Gas & Electric, 1st Mtg.
    Bonds, 8.75%, 1/1/01                   250          266

Progress Capital Holdings, MTN, (144a),
    6.88%, 8/1/01                          250          255

Public Service Electric & Gas, Mtg.
    Bonds, 8.875%, 6/1/03                  325          361

Texas NM Power, 1st Mtg. Notes, 9.25%,
    9/15/00                                200          211

Texas Power, Secured Deb., 10.75%, 9/15/03 225          242

United Illuminating, 6.25%, 12/15/02       190          188

                                                      3,744
Energy & Petroleum  3.6%

MCN Financing, 6.305%, 6/1/37              300          299

PDV America
    Sr. Notes
      7.25%, 8/1/98                        225          226

      7.875%, 8/1/03                       450          467

Williams Cos, 6.125%, 2/15/02              275          273

                                                      1,265
Finance and Credit  5.0%
Amvescap, Sr. Notes, (144a), 6.375%,
    5/15/03                                400          399

Aristar, Sr. Notes, 7.875%, 2/15/99        225          229

Ciesco, MTN, (144a), 7.38%, 4/19/00        250          254

General Electric Capital, MTN, 6.15%,
    11/5/01                                350          354

HSBC Finance Nederland, Sub. Gtd. Notes, (144a)
      7.40%, 4/15/03                       270          282

Heller Financial, 7.875%, 11/1/99          220          225

                                                      1,743
Industrials  11.0%

Allied Signal, 5.75%, 3/15/01              350          348

General Motors Acceptance Corp., MTN,
    6.625%, 4/24/00                        300          303

Hutchison Whampoa Finance, (144a),
    6.95%, 8/1/07                          600          575

Ingersoll Rand, Sr. Notes, 6.255%, 2/15/01 300          300

Lockheed Martin
      6.75%, 3/15/03                       375          382

    Deb., 9.375%, 10/15/99                  85           89

Oracle, Sr. Notes, 6.91%, 2/15/07          120          122

Praxair, 6.15%, 4/15/03                    350          348

Tenneco, 8.20%, 11/15/99                   270          278

USA Waste Services, Sr. Notes, 6.50%,
    12/15/02                               375          375

Waste Management, 6.625%, 7/15/02   $      350   $      351

YPF Sociedad Anonima, 7.25%, 3/15/03       375          374

                                                      3,845

Insurance  3.1%

American Annuity Group Capital Trust,
    Zero Coupon, 9/25/01                   240          245

Chubb, Deb., 8.75%, 11/15/99               125          128

Lincoln National, 6.50%, 3/15/08           450          449

USF&G, 7.00%, 5/15/98                      275          275

                                                      1,097

Investment Dealers  2.0%

Lehman Brothers, Sr. Notes, 7.25%, 4/15/03 375          390

Salomon, 7.30%, 5/15/02                    300          311

                                                        701
Media and Communications  2.6%

Cox Communications, 8.875%, 3/1/01         245          261

NWCG Holdings, Sr. Secured Disc. Notes
      Zero Coupon, 6/15/99                 300          280

Viacom
      6.75%, 1/15/03                       250          251

    Sr. Notes, 7.75%, 6/1/05               100          105

                                                        897

Transportation  1.3%

Delta Air Lines, Deb., 9.60%,
    5/26 - 6/1/00                          197          209

Northwest Airlines, 8.375%, 3/15/04        250          256

                                                        465

Total Corporate Bonds and Notes (Cost
    $18,833)                                         18,880

WARRANTS  0.0%

Hotels and Gaming  0.0%

President Casinos, (144a), 9/30/99 !*>       1            -

Total Warrants (Cost  $4)                                 -

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  17.6%

U.S. Government Agency Obligations  13.8%

Federal Home Loan Mortgage
      10.75%, 12/1/09                      140          154

Federal Home Loan Mortgage
    5 year balloon
      5.00%, 6/1/99                 $      204   $      204

      6.00%, 4/1/99                        271          271

    7 year balloon, 6.50%, 12/1/99         436          437

    CMO, 6.92%, 1/25/12                    240          242

    REMIC
      6.00%, 8/15/06 - 1/15/08           1,600        1,596

      6.50%, 1/15/17                       275          276

      6.75%, 10/15/03                      426          428

      6.80%, 4/15/18                       163          163

      7.50%, 9/15/06                       277          279

Federal National Mortgage Assn.
      7.00%, 4/1/09                        341          349

      9.00%, 5/1/05                        291          298

    REMIC, 7.50%, 8/25/05                  131          132

                                                      4,829

U.S. Government Guaranteed Obligations  3.8%

Government National Mortgage Assn.
    I, 10.00%, 11/15/09 - 10/15/21         543          603

    II, 10.00%, 10/20/20                   137          150

    Midget, I
      9.00%, 4/15 - 12/15/01                52           54

      10.00%, 8/15/98 - 4/15/01            333          343

      10.50%, 5/15/98 - 2/15/01            158          162

                                                      1,312

Total U.S. Government Mortgage-Backed
    Securities (Cost  $6,111)                         6,141

U.S. GOVERNMENT OBLIGATIONS  17.4%

U.S. Government Agency Obligations  8.1%
Federal National Mortgage Assn.
      5.75%, 4/15/03                     1,500        1,495

    Deb., 6.15%, 12/14/01                  300          300

    MTN
      7.15%, 4/11/07                       275          296

      7.65%, 10/6/06                       500          510

U.S. Department Housing & Urban Development
      6.49%, 8/1/07                 $      240   $      241

                                                      2,842

U.S. Treasury Obligations  9.3%

U.S. Treasury Notes
      6.375%, 4/30/99 - 8/15/02          1,090        1,113

      6.50%, 8/31/01 - 10/15/06          2,050        2,140

                                                      3,253

Total U.S. Government Obligations (Cost
    $6,003)                                           6,095


ASSET-BACKED SECURITIES  4.7%

Auto-Backed  0.6%

Banc One Auto Grantor Trust, 6.27%,
    11/20/03                               212          213

USAA Auto Loan Grantor Trust, 5.00%,
    11/15/99                                 5            4

                                                        217

Receivables-Backed  1.8%

Fingerhut Master Trust, 6.07%, 2/15/05     375          375

Harley Davidson Eaglemark
      5.94%, 2/15/04                       125          125

    (144a), 6.35%, 10/15/02                125          126

                                                        626

Utility "Stranded" Asset Trust  2.3%

California Infrastructure & Economic
      6.25%, 6/25/04                       175          177

      6.38%, 9/25/08                       600          617

                                                        794

Total Asset-Backed Securities (Cost
    $1,625)                                           1,637

MUNICIPAL BONDS  0.2%

Taxable Municipal  0.2%

University of Miami, GO, 6.90%, 4/1/04      85           88

Total Municipal Bonds (Cost  $85)                        88

MONEY MARKET FUNDS  3.8%

Reserve Investment Fund, 5.43% #         1,341        1,341

Total Money Market Funds (Cost  $1,341)               1,341

Total Investments in Securities
97.7% of Net Assets (Cost  $34,002)              $   34,182

Other Assets Less Liabilities                           801

NET ASSETS                                       $   34,983
                                               ____________

Net Assets Consist of:

Accumulated net investment income -
net of distributions                             $     (136)

Accumulated net realized gain/loss - net
of distributions                                     (1,516)

Net unrealized gain (loss)                              180
Paid-in-capital applicable to 7,588,631
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                               36,455


NET ASSETS                                       $   34,983
                                               ____________

NET ASSET VALUE PER SHARE                        $     4.61
                                               ____________

    !  Private Placement
    *  Non-income producing
    >  Securities contain some restrictions as to public resale.
    #  Seven-day yield
  CMO  Collateralized Mortgage Obligation
   GO  General Obligation
  MTN  Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 8.7% of net assets.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund
Unaudited

April 30, 1998

Portfolio of Investments

                                           Par        Value
In thousands

U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES  90.6%

U.S. Government Guaranteed
  Obligations  84.4%

Government National Mortgage Assn.
  I
       6.50%, 3/15 - 5/15/26        $    2,206   $    2,189

       7.00%, 4/15/00 - 1/15/28          2,097        2,128

       7.50%, 6/15/22 - 3/15/28          2,145        2,210

       8.00%, 4/15/17 - 11/15/27         2,544        2,658

       8.50%, 6/15/16 - 11/15/27         4,775        5,053

       9.00%, 8/15/08 - 8/15/21            662          714

       9.50%, 6/15/09 - 7/15/20            519          566

       10.00%, 12/15/17 - 3/15/18          532          593

       10.50%, 7/15/15 - 12/15/19          787          884

       11.00%, 12/15/09 - 12/15/15         119          135

       11.50%, 7/15 - 12/15/15              27           31

  II

       9.00%, 5/20/22 - 3/20/25            400          426

       9.50%, 2/20/17 - 12/20/20           187          203

       10.00%, 1/20/14 - 3/20/21           168          185

       11.00%, 9/20/17                      37           41

  GPM, I

       9.25%, 7/15/16 - 7/15/17             12           13

       9.50%, 7/15/09                       61           66

       10.00%, 8/15/13                       4            4

  Project Loan, I

       7.35%, 7/15/32                      168          178

       7.75%, 3/15/20                      300          322

       7.875%, 6/15/27                     457          493

       8.00%, 11/15/17                     400          435

       8.50%, 1/15/27                      198          209

  REMIC

       6.50%, 10/16/24                   3,000        2,904

       7.00%, 5/16/24                    3,000        3,026

       7.493%, 7/16/24                   3,000        3,181

       7.50%, 5/16/27                      970          992

  TBA

       6.00%, 9/15/23                    1,000          959

       Construction Loan, 7.00%, 7/15/38   743          759

U.S. Department of Veteran Affairs, REMIC,

       6.75%, 8/15/20               $    1,354   $    1,358

                                                     32,915

Stripped Mortgage Securities  3.2%

Federal National Mortgage Assn.
  CMO, Interest Only, 8.50%, 4/1/22 **     538          113

  REMIC, Principal Only
       Zero Coupon, 9/25/98 - 10/25/21   1,240        1,148

                                                      1,261

U.S. Government Agency Obligations  3.0%

Federal Home Loan Mortgage
       5.00%, 7/15/05                       25           25

       5.85%, 11/15/17                     185          185

Federal National Mortgage Assn.
       5.00%, 8/25/22                       16           16

       6.50%, 1/1/26                       428          424

  REMIC
       8.00%, 1/25/21                       11           11

       Inverse Floater, 11.588%, 6/25/99   499          515

                                                      1,176

Total U.S. Government Mortgage-Backed
  Securities (Cost  $34,470)                         35,352

U.S. GOVERNMENT OBLIGATIONS  7.9%

U.S. Government Agency Obligations  7.9%

Tennessee Valley Authority
       5.88%, 4/1/36                     2,000        2,057

       6.235%, 7/15/45                   1,000        1,019

Total U.S. Government Obligations
  (Cost  $3,045)                                      3,076

ASSET-BACKED SECURITIES  0.1%

Home Equity Loans-Backed  0.1%

Prudential Home Mortgage Securities,
  6.00%, 10/25/07                           40           40

Total Asset-Backed Securities (Cost  $40)                40

MONEY MARKET FUNDS  5.5%

Reserve Investment Fund, 5.43% #         2,135        2,135

Total Money Market Funds (Cost  $2,135)               2,135

Total Investments in Securities

104.1% of Net Assets (Cost  $39,690)             $   40,603

Other Assets Less Liabilities                        (1,608)

NET ASSETS                                       $   38,995
                                              _____________

     ** For Interest Only securities, amount represents notional principal, on which the fund receives interest
      #   Seven-day yield
    CMO   Collateralized Mortgage Obligation
    GPM   Graduated Payment Mortgage
Inverse
Floater Inverse Floating rate note; interest rate is inversely tied to a published index - rate shown reflects current rate at
          4/30/98.
  REMIC   Real Estate Mortgage Investment Conduit
    TBA To be announced security was purchased on a forward commitment basis.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund
Unaudited
April 30, 1998

Statement of Assets and Liabilities
In thousands

Assets

Investments in securities, at value
    (cost $39,690)                               $   40,603

Receivable for investment securities sold             2,911
Other assets                                            280

Total assets                                         43,794

Liabilities

Payable for investment securities purchased           4,656
Other liabilities                                       143

Total liabilities                                     4,799

NET ASSETS                                       $   38,995
                                               ____________

Net Assets Consist of:

Accumulated net investment income - net of
    distributions                                $     (143)

Accumulated net realized gain/loss - net
    of distributions                                   (485)

Net unrealized gain (loss)                              913

Paid-in-capital applicable to 3,972,341
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                               38,710

NET ASSETS                                       $   38,995
                                               ____________

NET ASSET VALUE PER SHARE                        $     9.82
                                               ____________

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Income Funds
Unaudited

Statement of Operations
In thousands

                     Cash ReservesLimited-Term         GNMA
                              Fund   Bond Fund         Fund




                          6 Months    6 Months     6 Months
                             Ended       Ended        Ended
                           4/30/98     4/30/98      4/30/98

Investment Income

Income
Interest income         $   38,834  $    1,052   $    1,240
Expenses
Investment management and
administrative               3,040          86          102

Net investment income       35,794         966        1,138

Realized and Unrealized
    Gain (Loss)

Net realized gain (loss)
    on securities               24          71           (1)
Change in net unrealized
    gain or loss on
    securities                   -         (63)         (89)

Net realized and unrealized
    gain (loss)                 24           8          (90)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS  $   35,818  $      974   $    1,048
                 __________________________________________

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Cash Reserves Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                      6 Months         Year
                                         Ended        Ended
                                       4/30/98     10/31/97

Increase (Decrease) in Net Assets

Operations
    Net investment income           $   35,794   $   54,228

    Net realized gain (loss)                24            2

    Increase (decrease) in net assets
      from operations                   35,818       54,230

Distributions to shareholders
    Net investment income              (35,794)     (54,228)

Capital share transactions*
    Shares sold                      1,188,009    2,247,386

    Distributions reinvested            33,814       52,014

    Shares redeemed                 (1,140,751)  (1,737,843)

    Increase (decrease) in net
      assets from capital share
      transactions                      81,072      561,557

Net Assets

Increase (decrease) during period       81,096      561,559

Beginning of period                  1,303,120      741,561

End of period                       $1,384,216   $1,303,120
                                ___________________________

*Share information
    Shares sold                      1,188,010    2,247,386
    Distributions reinvested            33,814       52,014
    Shares redeemed                 (1,140,751)  (1,737,843)

    Increase (decrease) in shares
      outstanding                       81,073      561,557

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Limited-Term Bond Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                      6 Months         Year
                                         Ended        Ended
                                       4/30/98     10/31/97

Increase (Decrease) in Net Assets

Operations
    Net investment income           $      966   $    1,704
    Net realized gain (loss)                71          (98)
    Change in net unrealized gain or loss  (63)         133

    Increase (decrease) in net assets
      from operations                      974        1,739

Distributions to shareholders
    Net investment income                 (968)      (1,667)
    Tax return of capital                    -          (37)

    Decrease in net assets from
      distributions                       (968)      (1,704)

Capital share transactions*
    Shares sold                          9,806       12,694
    Distributions reinvested               750        1,325
    Shares redeemed                     (5,199)     (10,418)

    Increase (decrease) in net assets
    from capital share transactions      5,357        3,601

Net Assets

Increase (decrease) during period        5,363        3,636
Beginning of period                     29,620       25,984

End of period                       $   34,983   $   29,620
                                           ______________________________
*Share information
    Shares sold                          2,123        2,771
    Distributions reinvested               163          290
    Shares redeemed                     (1,126)      (2,283)

    Increase (decrease) in shares
      outstanding                        1,160          778

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit GNMA Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                      6 Months         Year
                                         Ended        Ended
                                       4/30/98     10/31/97

Increase (Decrease) in Net Assets

Operations
    Net investment income           $    1,138   $    1,852
    Net realized gain (loss)                (1)        (229)
    Change in net unrealized gain
      or loss                              (89)         789

    Increase (decrease) in net assets
      from operations                    1,048        2,412

Distributions to shareholders
    Net investment income               (1,138)      (1,777)

    Tax return of capital                    -          (75)

    Decrease in net assets from
      distributions                     (1,138)      (1,852)

Capital share transactions*
    Shares sold                         13,981       14,057
    Distributions reinvested               851        1,356
    Shares redeemed                     (5,277)     (11,161)

    Increase (decrease) in net assets
      from capital share transactions    9,555        4,252

Net Assets

Increase (decrease) during period        9,465        4,812
Beginning of period                     29,530       24,718

End of period                       $   38,995   $   29,530
                                ___________________________

*Share information
    Shares sold                          1,417        1,461
    Distributions reinvested                86          140
    Shares redeemed                       (535)      (1,160)

    Increase (decrease) in shares
      outstanding                          968          441

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Income Funds
Unaudited
April 30, 1998

Notes to Financial Statements

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Summit Cash Reserves Fund (the Cash Reserves Fund), the Summit Limited-Term Bond Fund (the Limited-Term Bond Fund), and the Summit GNMA Fund (the GNMA Fund), diversified, open-end management investment companies, are the three portfolios established by the corporation and commenced operations on October 29, 1993.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Cash Reserves Fund, investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the bond funds with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Cash Reserves Fund are valued at amortized cost. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 1998, were as follows:

                                  Limited-Term         GNMA
                                     Bond Fund         Fund

U.S. government securities
    Purchases                       $2,916,000   $26,165,000
    Sales                            1,651,000   18,823,000

Other securities
    Purchases                        9,874,000            -
    Sales                            6,778,000       12,000

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The Limited-Term Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $1,575,000, of which $1,016,000 expires in 2002, $354,000 in 2003, and $205,000 thereafter through 2005. The GNMA Fund has unused realized capital loss carryforwards for federal income tax purposes of $461,000, of which $187,000 expires in 2003, $142,000 in 2004, and $132,000 in 2005. Each
fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At April 30, 1998, the aggregate costs of investments for the Cash Reserves, Limited-Term Bond, and GNMA Funds for federal income tax and financial reporting purposes were $1,373,646,000, $34,002,000, and $39,690,000, respectively. For the Cash Reserves Fund, amortized cost is equivalent to value; and for the Limited-Term Bond and GNMA Funds, net unrealized gain (loss) on investments was as follows:

                                    Limited-Term       GNMA
                                     Bond Fund         Fund

Appreciated investments             $  286,000   $1,076,000
Depreciated investments               (106,000)    (163,000)

Net unrealized gain (loss)          $  180,000   $  913,000

Note 4 - Related Party Transactions

The investment management and administrative agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $425,000 and $3,000 were payable at April 30, 1998, by the Cash Reserves and GNMA Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Cash Reserves Fund, 0.55% of average daily net assets for the Limited-Term Bond Fund, and 0.60% of average daily net assets for the GNMA Fund. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.

The funds may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the Limited-Term Bond Fund and the GNMA Fund for the six months ended April 30, 1998, totaled $33,000 and $28,000, respectively, and are reflected as interest income in the accompanying Statement of Operations.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Summit Income Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

Invest With Confidence(registered trademark)
T. Rowe Price Investment Services, Inc., Distributor.

C09-051  4/30/98